Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual commitments for capital expenditure	$ 141	$ 109